Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
2.  Segment Information
The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.
Retail
The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.
Corporate Benefit Funding
The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.
Corporate & Other
Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company’s ancillary international operations, interest expense related to the majority of the Company’s outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.
Financial Measures and Segment Accounting Policies
Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company’s measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.
The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

•
Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”); and

•
Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

•
Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs (“GMIB Costs”), and (iii) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•
Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.
Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife’s and the Company’s business.
MetLife’s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.
Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Earnings
Year Ended December 31, 2013	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$387	$184	$35	$606	$—	$606
Universal life and investment-type product policy fees	2,155	35	—	2,190	146	2,336
Net investment income	1,614	1,162	112	2,888	(36)	2,852
Other revenues	587	5	—	592	—	592
Net investment gains (losses)	—	—	—	—	82	82
Net derivative gains (losses)	—	—	—	—	(1,052)	(1,052)
Total revenues	4,743	1,386	147	6,276	(860)	5,416
Expenses
Policyholder benefits and claims	737	749	14	1,500	207	1,707
Interest credited to policyholder account balances	906	136	—	1,042	(5)	1,037
Goodwill impairment	—	—	—	—	66	66
Capitalization of DAC	(475)	(2)	(27)	(504)	—	(504)
Amortization of DAC and VOBA	552	5	1	558	(508)	50
Interest expense on debt	—	—	68	68	122	190
Other expenses	1,816	36	71	1,923	—	1,923
Total expenses	3,536	924	127	4,587	(118)	4,469
Provision for income tax expense (benefit)	395	162	(86)	471	(244)	227
Operating earnings	$812	$300	$106	1,218
Adjustments to:
Total revenues				(860)
Total expenses				118
Provision for income tax (expense) benefit				244
Income (loss) from continuing operations, net of income tax				$720		$720

At December 31, 2013	Retail	Corporate Benefit Funding	Corporate & Other	Total
	(In millions)
Total assets	$146,515	$30,822	$10,702	$188,039
Separate account assets	$95,692	$2,088	$—	$97,780
Separate account liabilities	$95,692	$2,088	$—	$97,780

	Operating Earnings
Year Ended December 31, 2012	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$498	$629	$134	$1,261	$—	$1,261
Universal life and investment-type product policy fees	2,081	29	14	2,124	137	2,261
Net investment income	1,525	1,167	185	2,877	75	2,952
Other revenues	505	6	—	511	—	511
Net investment gains (losses)	—	—	—	—	152	152
Net derivative gains (losses)	—	—	—	—	1,003	1,003
Total revenues	4,609	1,831	333	6,773	1,367	8,140
Expenses
Policyholder benefits and claims	738	1,161	128	2,027	362	2,389
Interest credited to policyholder account balances	943	162	—	1,105	42	1,147
Goodwill impairment	—	—	—	—	394	394
Capitalization of DAC	(848)	(5)	(33)	(886)	—	(886)
Amortization of DAC and VOBA	666	10	2	678	357	1,035
Interest expense on debt	—	—	68	68	163	231
Other expenses	2,229	39	66	2,334	6	2,340
Total expenses	3,728	1,367	231	5,326	1,324	6,650
Provision for income tax expense (benefit)	332	162	(30)	464	(92)	372
Operating earnings	$549	$302	$132	983
Adjustments to:
Total revenues				1,367
Total expenses				(1,324)
Provision for income tax (expense) benefit				92
Income (loss) from continuing operations, net of income tax				$1,118		$1,118

At December 31, 2012	Retail	Corporate Benefit Funding	Corporate & Other	Total
	(In millions)
Total assets	$136,074	$33,140	$15,323	$184,537
Separate account assets	$84,106	$2,008	$—	$86,114
Separate account liabilities	$84,106	$2,008	$—	$86,114

	Operating Earnings
Year Ended December 31, 2011	Retail	Corporate Benefit Funding	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$710	$1,071	$47	$1,828	$—	$1,828
Universal life and investment-type product policy fees	1,764	34	36	1,834	122	1,956
Net investment income	1,423	1,175	181	2,779	295	3,074
Other revenues	502	5	1	508	—	508
Net investment gains (losses)	—	—	—	—	35	35
Net derivative gains (losses)	—	—	—	—	1,096	1,096
Total revenues	4,399	2,285	265	6,949	1,548	8,497
Expenses
Policyholder benefits and claims	896	1,598	46	2,540	120	2,660
Interest credited to policyholder account balances	988	180	—	1,168	21	1,189
Goodwill impairment	—	—	—	—	—	—
Capitalization of DAC	(1,301)	(7)	(57)	(1,365)	—	(1,365)
Amortization of DAC and VOBA	791	4	6	801	358	1,159
Interest expense on debt	—	—	67	67	322	389
Other expenses	2,568	42	163	2,773	25	2,798
Total expenses	3,942	1,817	225	5,984	846	6,830
Provision for income tax expense (benefit)	161	164	(70)	255	238	493
Operating earnings	$296	$304	$110	710
Adjustments to:
Total revenues				1,548
Total expenses				(846)
Provision for income tax (expense) benefit				(238)
Income (loss) from continuing operations, net of income tax				$1,174		$1,174
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Life insurance (1)	$3,528	$4,026	$4,285
Accident and health insurance	6	7	7
Total	$3,534	$4,033	$4,292
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(1)	Includes annuities and corporate benefit funding products.
Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
U.S.	$3,442	$3,329	$3,222
Foreign:
United Kingdom	92	556	986
Other (1)	—	148	84
Total	$3,534	$4,033	$4,292

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(1)	See Note 3 for information on the disposition of a subsidiary.